Fair value estimate - Fair value of financial instruments not measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial instruments
Financial liabilities	$ 25,971	$ 23,459
Debt principal | Carrying amount
Fair value of financial instruments
Financial liabilities	12,845	15,228
Debt principal | Fair value
Fair value of financial instruments
Financial liabilities	14,584	16,262
Level 1 | Debt principal
Fair value of financial instruments
Financial liabilities	8,983	10,686
Level 2 | Debt principal
Fair value of financial instruments
Financial liabilities	$ 5,601	$ 5,576